June 30, 2003
Volumetric Fund, Inc.
A No-Load Mutual Fund

Second Quarter                                                  2
Report 2003






                       Volumetric Fund, Inc.

                           < Logo >



To our shareholders:

    We are pleased to report that Volumetric Fund's net asset value per share, NAV, advanced 14.6% in the second quarter, our best quarterly performance since 1991. Concurrently, our net assets jumped $2.0 million to $15.9 million. Our NAV is now $15.78, up 9.8%, since the beginning of the year. The stock market, as we predicted in our first quarter report, also did very well, as indicated in the table below. However, unlike Volumetric, stocks are still sharply down from their highs of 3 years ago. As a matter of fact, the Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in Volumetric Fund, as of January 1, 1979, now stands at $128,522, only 10% away from its all time record high.

     We have continued to be quite successful with our 'Volume and Range' system, introduced on September 1, 2000. The system combines excellent stock picking with protection of our assets in bear markets, as shown below. This is the reason why our fund again received the prestigious 'Lipper Leader' award for capital preservation based on our performance in the past three years.

                       Percentage change since
                     3/31/03     12/31/02       9/30/00*
Volumetric Fund        + 14.6%    +  9.8%          -4.3%
Dow-Jones Ind          + 12.4     +  7.7         - 20.1
NYSE Index             + 16.4     + 10.1         - 23.1
S&P 500                + 14.9     + 10.8         - 35.9
NASDAQ                 + 21.0     + 21.5         - 61.7
    *Introduction of 'Volume and Range' system

PORTFOLIO REVIEW

    Following the guidelines of the 'Volume and Range' system, we have reduced our cash position from 22.6%, as of March 31, to 10.3% as of June
30. We have also added 27 new stocks to our portfolio and sold 13. Using our proprietary methodology, we screen about 6,000 stocks daily to determine which stocks have the best chance to advance according to our mathematical formula.

	Accordingly, we bought the following stocks since April 1: Alcoa, Albemarle, Brunswick, Banknorth Group, Carnival Corp., Deere, Exxon Mobil, Federated Investors, Franklin Resources, General Dynamics, Honeywell, ICN, IHOP, Iomega, Linens 'N Things, Micron Technology, Northeast Utilities, Nordstrom, OSI Systems, Park Place Entertainment, Sonoco Products, Southwest Airlines, Steelcase, Teleflex, Titan, Transocean, and Visteon. Among these new stocks, our most impressive performer was ICN Pharmaceuticals which advanced a whopping 59% since we bought it on May 16th.

    The following stocks were sold since April 1: Avery Dennison, Cadence Design, CSX Corp., Dentsply International, Great Lakes Chemical, Johnson & Johnson, Mattel, Norfolk Southern, Stanley Works, Timken, Wallace Computer Systems, Waters Corp., and Wyeth. Our most profitable sale was Wallace Computer with a 36% capital gain, due to a tender offer by Moore Corp.

    We now have 66 stocks in our portfolio. Among these the five largest holdings, expressed as percentage of total net assets, are listed below:

    TOP FIVE COMMON STOCK HOLDINGS
(as of 6/30/2003)
			                         % of Total    % Gain
Scientific Atlanta                                   2.25%       88.1%
VISX, Inc.                                           2.02        69.8
St. Jude Medical                                     1.95        64.5
McDonalds                                            1.94        72.2
ICN Pharmaceuticals                                  1.69        59.3

PROMOTIONS AND OUR NEXT 25 YEARS

    Volumetric Fund, Inc. will celebrate its 25th birthday on September 1, 2003. To observe this occasion, and get ready for our next 25 years, we are pleased to announce that the Board of Directors approved the following promotions, effective September 1, 2003:

    Irene Zawitkowski, Executive Vice President, Assistant Portfolio Manager and Co-Founder of the Fund, was promoted to its President and Portfolio Co-Manager. Ms. Zawitkowski is also Executive Vice President of Volumetric Advisers, Inc., the Fund's investment advisor.
      Gabriel Gibs, Founder, Chairman and President of the Fund, will remain its Chairman and Chief Executive Officer (CEO). He is also President of Volumetric Advisers.

    Raymond Sheridan will continue to act as Vice President and Treasurer of the Fund.

    Jeffrey Gibs, who is a consultant and a prior officer of the Fund, was named Vice President of Volumetric Advisers.

OUTLOOK

    Because of ultra-low interest rates and the sharp reduction of taxes on capital gains and dividends, the outlook for the market for the rest of the year remains very favorable. We expect money to move from bonds and money market funds into equities, thus pushing stock prices higher. With the superior stock picking of our 'Volume and Range' system, we are particularly bullish on Volumetric and anticipating an above average return this year.

    If you wish to add to your account, please use the 'Additional Investment' form on the bottom of your statement. Thank you for your continued confidence, and please call us if you have any questions.

July 7, 2003

                 Sincerely,

/s/ Gabriel Gibs                 /s/Irene Zawitkowski
Gabriel Gibs			 Irene Zawitkowski
President                        Executive Vice President

                  FINANCIAL HIGHLIGHTS
    (For a share outstanding throughout the period.)
           (Six months ended June 30, 2003)
                     (Unaudited)
Per share data
Net asset value, December 31, 2002                           $ 14.37
Income from investment operations:
  Net investment income (loss)                                 (0.06)
  Net gain on investments			                1.47
                                                               ------
 Total from investment operations                               1.41
                                                               ------
Less dividend distributions:                                   (0.00)
                                                               ------
  Net asset value, June 30, 2003     		             $ 15.78
                                                             --------
Total return                                                    9.81%
                                                             ========

Ratios and supplemental data:
Net assets, end of period (in thousands)                    $ 15,890
Ratio of expenses to average net assets	                       1.95%*
Ratio of net inv. income to average net assets               (0.79)%*
Portfolio turnover rate			                        79 %
*Annualized

                VOLUMETRIC FUND, INC.
               STATEMENT OF OPERATIONS
          For Six Months Ended, June 30, 2003
                      (Unaudited)

INVESTMENT INCOME
  Dividends                                              $  71.149
  Interest                                                  12,515
                                                           -------
         TOTAL INVESTMENT INCOME                            83,664
                                                           -------
EXPENSES
    Management Fee                                         142,820
                                                           -------
NET INVESTMENT LOSS                                        (59,156)
                                                           --------
REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
    Net realized loss investments                          (61,222)
    Unrealized appreciation of investments
       Beginning of year           $  716,801
       End of period                2,249,999
                                   -----------
     Increase in unrealized appreciation                 1,533,198
                                                        ----------
NET GAIN ON INVESTMENTS                                  1,471,976
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                           $ 1,412,820
                                                       ===========

                 VOLUMETRIC FUND, INC.
           STATEMENT OF CHANGES IN NET ASSETS
          For Six Months Ended, June 30, 2003
                    (Unaudited)

CHANGES RESULTING FROM OPERATIONS
   Net investment loss                                $  (59,156)
   Net realized loss on investments                      (61,222)
   Increase in unrealized appreciation                  1,533,198
                                                       ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATION                             1,412,820
                                                       ----------
CAPITAL SHARE TRANSACTIONS
   Shares purchased                                       143,634
   Shares redeemed                                       (260,355)
                                                       ----------
NET DECREASE FROM CAPITAL
    SHARE TRANSACTIONS                                   (116,721)
                                                       ----------
NET INCREASE IN NET ASSETS                              1,296,099
NET ASSETS
  Beginning of year                                    14,593,855
                                                      -----------
  End of period                                       $15,889,954
                                                      ===========




            VOLUMETRIC FUND, INC.
           STATEMENT OF NET ASSETS
                June 30, 2003
                 (Unaudited)

COMMON STOCKS: 89.7%
                                                 MARKET
 SHARES            COMPANY                       VALUE
         Aerospace/Defense: 1.4%
   3,000 General Dynamics             $            217,500
                                                  --------
         Air Transportation: 1.3%
  12,000 Southwest Airlines                        206,400
                                                  --------
         Auto/Auto Parts: 2.1%
   5,900 Genuine Parts                             188,859
  20,500 Visteon                                   140,835
                                                  --------
                                                   329,694
                                                  --------
         Banking: 1.2%
   7,700 Banknorth Group                           196,504
                                                  --------

         Chemicals: 5.0%
   7,000 Albemarle                                 195,790
   7,500 Cabot Corp.                               215,250
   7,300 Engelhard                                 180,821
   6,400 Lubrizol                                  198,336
                                                  --------
                                                   790,197
                                                  --------
         Computers, Hardware: 1.1%
  16,000 Iomega*                                   169,600
                                                  --------
         Computers, Software: 2.6%
  13,000 Autodesk, Inc.                            210,210
  20,000 Borland Software*                         195,800
                                                  --------
                                                   406,010
                                                  --------
         Consumer Products: 1.4%
   3,600 Avon Products                             223,920
                                                  --------
         Drugs: 1.7%
  16,000 ICN Pharmaceuticals                       268,160
                                                  --------
         Electrical/Electronics: 6.7%
  15,000 Micron Technology*                        174,450
  15,000 Scientific Atlanta                        357,600
  11,000 Technitrol Inc.*                          165,550
  10,000 Thermo Electron*                          210,200
  15,300 Titan*                                    157,437
                                                 ---------
                                                 1,065,237
                                                 ---------
         Engineering: 2.9%
   7,000 Fluor Corp.                               235,480
   5,500 Jacobs Engneering*                        231,825
                                                  --------
                                                   467,305
                                                  --------
         Financial Services: 3.9%
   6,400 Federated Investors                       175,488
   9,700 First American Corporation                255,595
   5,000 Franklin Resources                        195,350
                                                  --------
                                                   626,433
                                                  --------
         Foods: 1.4%
   8,000 McCormick & Company                       217,600
                                                  --------
         Forest Products: 1.1%
   7,000 Sonoco Products                           168,140
                                                  --------
         Gold: 1.5%
  20,000 Placer Dome*                              245,400
                                                  --------
         Indices: 4.8%
   2,000 Dow-Jones Index Trust                     179,820
   6,000 S & P 500 Index Trust                     585,780
                                                  --------
                                                   765,600
                                                  --------
         Insurance: 2.7%
   3,500 American International Grou               193,130
   4,400 W. R. Berkley Corp.                       231,880
                                                  --------
                                                   425,010
                                                  --------
          Leisure/Entertainment: 5.1%
    9,200 Brunswick                                230,184
    7,100 Carnival Corp.                           230,821
   17,000 Metro-Goldwin-Mayer, Inc.*               211,140
   15,000 Park Place Entertainment*                136,350
                                                  --------
                                                   808,495
                                                  --------
         *Non-income producing security

                                                 MARKET
 SHARES            COMPANY                       VALUE
          Machinery: 5.3%
    7,100 Albany International       $             194,540
    4,500 Deere                                    205,650
    7,000 Dover Corp.                              209,720
    5,000 Ingersoll-Rand                           236,600
                                                  --------
                                                   846,510
                                                  --------
          Medical/Healthcare: 7.0%
   20,000 Option Care                              230,200
    6,100 Oxford Health Plans                      256,383
    5,400 St Jude Medical                          310,500
   18,000 VISX Corp.                               320,975
                                                 ---------
                                                 1,118,058
                                                 ---------
         Metals/Steel: 2.8%
   8,000 Alcoa                                     204,000
  15,000 US Steel                                  245,550
                                                  --------
                                                   449,550
                                                  --------
         Misc./Diversified: 6.5%
   9,000 Honeywell International                   241,650
   9,000 Pall Corp.                                202,500
   5,700 Pentair, Inc.                             222,642
  13,600 Steelcase                                 159,936
   5,000 Teleflex                                  212,750
                                                  --------
                                                 1,039,478
                                                  --------
         Oil/Oil Services: 4.4%
   4,700 Exxon Mobil                               168,777
   4,900 Nabors Industries*                        193,697
   5,600 Tidewater                                 164,472
   8,000 Transocean Inc.*                          175,760
                                                  --------
                                                   702,706
                                                  --------
         Precision Instruments: 2.5%
  10,000 OSI Systems                               157,000
  11,000 Tektronix*                                237,600
                                                  --------
                                                   394,600
                                                  --------
         Restaurants: 4.2%
   8,000 Bob Evans Farms                           223,920
   4,400 IHOP Corp.                                138,908
  14,000 McDonalds                                 308,840
                                                  --------
                                                   671,668
                                                  --------
         Retail: 5.2%
   8,600 Linens 'N Things*                         203,046
  10,000 Nordstrom                                 195,200
   8,300 Radio Shack*                              218,373
   6,300 Tiffany & Co.                             205,884
                                                  --------
                                                   822,503
                                                  --------
         Toys: 1.7%
  15,000 Hasbro                                    262,350
                                                  --------
         Utilities: 2.2%
  11,000 Northeast Utilities                       184,140
   7,200 SPDR Utility Index                        159,264
                                                  --------
                                                   343,404
                                                  --------
TOTAL COMMON STOCKS:
 (COST   $11,998,033)                           14,248,032
                                                  --------
CASH EQUIVALENTS & RECEIVABLES
         LESS LIABILITIES: 10.3%
   Cash                                             35,468
   JP Morgan Prime Money Market Fund             1,293,009
   Receivable from brokers, others                 302,311
   Dividends and interest receivable                11,134
                                                  --------
TOTAL CASH EQUIVALENTS/ RECEIVABLES              1,641,922
                                                  --------
TOTAL ASSETS                                    15,889,954
LIABILITIES:                                             -
NET ASSETS: 100.0%                      $       15,889,954
                                               ===========
VOLUMETRIC SHARES OUTSTANDING                    1,007,151
                                                  --------

NET ASSET VALUE PER SHARE                           $15.78
                                                  --------









Volumetric Fund, Inc.

87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com



Investment Adviser and
Transfer Agent

Volumetric Advisers, Inc.
Pearl River, New York


Custodian

J.P. Morgan Chase
New York, New York

Independent Auditors

BKD, LLP
Kansas City, Missouri

Board of Directors

William P. Behrens
Louis Bollag
Jeffrey J. Castaldo
George Curtis
Gabriel J. Gibs, Chairman
Stephen Samitt
David L. Seidenberg
Raymon W. Sheridan
Irene J. Zawitkowski

Officers

Gabriel J. Gibs
    President, Portfolio Manager
Irene J. Zawitkowski
    Executive Vice President, Secretary
Raymond W. Sheridan
    Vice President, Treasurer